Summary of Significant Accounting Policies Fiscal Year (Policies)	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Period, Policy [Policy Text Block]
Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2012, 2011 and 2010 consisted of 52 weeks and ended on December 29, 2012, December 31, 2011 and January 1, 2011, respectively.